Investments Investments - Summary of Loan-To-Value and Average Debt-Service Coverage Ratios (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Fixed maturity securities on deposit with various governmental authorities	$ 370.1	$ 392.9
Geographic concentration risk | California, Alabama and Utah | Investment portfolio | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Concentration percentage	48.00%
Minimum | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Carrying Value	$ 0.2	0.1
Maximum | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Carrying Value	8.0	8.2
70% and less | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Carrying Value	$ 47.4	$ 54.6
% of Gross Mortgage Loans	100.00%	100.00%
Debt- Service Coverage Ratio	2.37	1.96
70% and less | Maximum
Loans and Leases Receivable Disclosure [Line Items]
Loan-to-value percentage	70.00%	70.00%
Fixed maturity securities
Loans and Leases Receivable Disclosure [Line Items]
Fixed maturity securities on deposit with various governmental authorities	$ 6.5	$ 6.8